CHANGE IN ACCOUNTING POLICY (Tables)	12 Months Ended
Dec. 31, 2019
IFRS 16
CHANGE IN ACCOUNTING POLICY
Summary of lease liabilities at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018

Operating lease commitments as at December 31, 2018	$92,249
Discounting using the January 1, 2019 incremental borrowing rates	(7,986)
Discounted operating lease commitments as at January 1, 2019	84,263
Less:
Commitments relating to short-term leases	(1,423)
Commitments relating to leases of low value assets	(1,011)
Lease commitments on initial application of IFRS 16	81,829
Add:
Commitments relating to leases previously classified as finance leases	1,914
Lease obligations recognized at January 1, 2019	$83,743

Current lease obligation	$15,179
Non-current lease obligation	68,564
Lease obligations recognized at January 1, 2019	$83,743